Basis of preparation and summary of significant accounting policies (Policies)	12 Months Ended
Oct. 31, 2020
Statement [LineItems]
Use of estimates and assumptions
Use of estimates and assumptions
The preparation of the consolidated financial statements in accordance with IFRS requires management to make estimates and assumptions that affect the recognized and measured amounts of assets, liabilities, net income, comprehensive income and related disclosures. Significant estimates and assumptions are made in the areas of the valuation of financial instruments, allowance for credit losses, the evaluation of whether to consolidate structured entities (SEs), asset impairment, income taxes, provisions and contingent liabilities, post-employment and other long-term benefit plan assumptions and valuation of self-managed loyalty points programs. Actual results could differ from these estimates and assumptions.

Basis of consolidation
Basis of consolidation
We consolidate entities over which we have control. We have control over another entity when we have: (i) power to direct relevant activities of the entity; (ii) exposure, or rights, to variable returns from our involvement with the entity; and (iii) the ability to affect those returns through our power over the entity.
Subsidiaries
Subsidiaries are entities over which CIBC has control. Generally, CIBC has control of its subsidiaries through a shareholding of more than 50% of the voting rights, and has significant exposure to the subsidiaries based on its ownership interests of more than 50%. The effects of potential voting rights that CIBC has the practical ability to exercise are considered when assessing whether control exists. Subsidiaries are consolidated from the date control is obtained by CIBC and are deconsolidated from the date control is lost. Consistent accounting policies are applied for all consolidated subsidiaries. Details of our significant subsidiaries are provided in Note 27.
Structured entities
An SE is an entity that has been designed so that voting or similar rights are not the dominant factor in deciding who controls the entity, such as when any voting rights relate to administrative tasks only and the significant relevant activities are directed by contractual arrangements. SEs often have some or all of the following features or attributes: (i) restricted activities; (ii) a narrow and well-defined objective, such as to securitize our own financial assets or third-party financial assets to provide sources of funding or to provide investment opportunities for investors by passing on risks and rewards associated with the assets of the SE to investors; (iii) insufficient equity to permit the SE to finance its activities without subordinated financial support; or (iv) financing in the form of multiple contractually linked instruments to investors that create concentrations of credit or other risks. Examples of SEs include securitization vehicles, asset-backed financings, and investment funds.
When voting rights are not relevant in deciding whether CIBC has power over an entity, particularly for complex SEs, the assessment of control considers all facts and circumstances, including the purpose and design of the investee, its relationship with other parties and each party’s ability to make decisions over significant activities, and whether CIBC is acting as a principal or as an agent.
Consolidation conclusions are reassessed whenever there is a change in the specific facts and circumstances relevant to one or more of the three elements of control. Factors that trigger the reassessment include, but are not limited to, significant changes in ownership structure of the entities, changes in contractual or governance arrangements, provision of a liquidity facility beyond the original terms, transactions with the entities that were not contemplated originally and changes in the financing structure of the entities.
Transactions eliminated on consolidation
All intercompany transactions, balances and unrealized gains and losses on transactions are eliminated on consolidation.

Non-controlling
interests
Non-controlling
interests are presented on the consolidated balance sheet as a separate component of equity that is distinct from CIBC’s shareholders’ equity. The net income attributable to non-controlling
interests is presented separately in the consolidated statement of income.

Associates and joint ventures
Associates and joint ventures
We classify investments in entities over which we have significant influence, and that are neither subsidiaries nor joint ventures, as associates. Significant influence is presumed to exist where we hold, either directly or indirectly, between 20% and 50% of the voting rights of an entity, or, in the case of a limited partnership, where CIBC is a co-general
partner. Significant influence also may exist where we hold less than 20% of the voting rights of an entity, for example if we have influence over policy-making processes through representation on the entity’s Board of Directors, or by other means. Where we are a party to a contractual arrangement whereby, together with one or more parties, we undertake an economic activity that is subject to joint control, we classify our interest in the venture as a joint venture.
Investments in associates and interests in joint ventures are accounted for using the equity method. Under the equity method, such investments are initially measured at cost, including attributable goodwill and intangible assets, and are adjusted thereafter for the post-acquisition change in our share of the net assets of the investment.
In applying the equity method for an investment that has a different reporting period from that of CIBC, adjustments are made for the effects of any significant events or transactions that occur between the reporting date of the investment and CIBC’s reporting date.

Foreign currency translation
Foreign currency translation
Monetary assets and liabilities and
non-monetary
assets and liabilities measured at fair value that are denominated in foreign currencies are translated into the functional currencies of operations at prevailing exchange rates at the date of the consolidated balance sheet. Revenue and expenses are translated using average monthly exchange rates. Realized and unrealized gains and losses arising from translation into functional currencies are included in the consolidated statement of income, with the exception of unrealized foreign exchange gains and losses on FVOCI equity securities, which are included in AOCI.
Assets and liabilities of foreign operations with a functional currency other than the Canadian dollar, including goodwill and fair value adjustments arising on acquisition, are translated into Canadian dollars at the exchange rates prevailing as at the consolidated balance sheet date, while revenue and expenses of these foreign operations are translated into Canadian dollars at the average monthly exchange rates. Exchange gains and losses arising from the translation of these foreign operations and from the results of hedging the net investment in these foreign operations, net of applicable taxes, are included in Net foreign currency translation adjustments, in AOCI.
Any accumulated exchange gains and losses, including the impact of hedging, and any applicable taxes in AOCI are reclassified into the consolidated statement of income when there is a disposal of a foreign operation, including a partial disposal of a foreign operation that involves the loss of control. On partial disposal of a foreign operation that does not involve the loss of control, the proportionate share of the accumulated exchange gains and losses, including the impact of hedging, and any applicable taxes previously recognized in AOCI are reclassified into the consolidated statement of income.

Purchased loans
Purchased loans
Both purchased performing and purchased credit-impaired loans are initially measured at their acquisition date fair values. As a result of recording these loans at fair value, no allowance for credit losses is recognized in the purchase equation at the acquisition date. Fair value is determined by estimating the principal and interest cash flows expected to be collected and discounting those cash flows at a market rate of interest. At the acquisition date, we classify a loan as performing where we expect timely collection of all amounts in accordance with the original contractual terms of the loan and as credit-impaired where it is probable that we will not be able to collect all contractually required payments.
For purchased performing loans, the acquisition date fair value adjustment on each loan is amortized to interest income over the expected remaining life of the loan using the effective interest rate method. The remaining unamortized amounts relating to those loans are recorded in income in the period that the loan is repaid. ECL allowances are established in Provision for credit losses in the consolidated statement of income immediately after the acquisition date based on classifying each loan in stage 1, since the acquisition date is established as the initial recognition date of purchased performing loans for the purpose of assessing whether a significant increase in credit risk has occurred. Subsequent to the acquisition date, ECL allowances are estimated in a manner consistent with our significant increase in credit risk and impairment policies that we apply to loans that we originate.
For purchased credit-impaired loans, the acquisition date fair value adjustment on each loan consists of management’s estimate of the shortfall of principal and interest cash flows expected to be collected and the time value of money. The time value of money component of the fair value adjustment is amortized to interest income over the expected remaining life of the loan using the effective interest rate method. Subsequent to the acquisition date, we regularly re-estimate
the expected cash flows for purchased credit-impaired loans. Decreases in the expected cash flows will result in an increase in our ECL allowance. Increases in the expected cash flows will result in a recovery of the ECL allowance. ECL allowances for purchased credit-impaired loans are reported in stage 3.

Originated credit impaired financial assets
Originated credit impaired financial assets
The accounting for originated credit-impaired financial assets operates in a similar manner to the accounting for purchased credit-impaired loans in that originated credit-impaired assets are initially recognized at fair value with no initial ECL allowance as concerns about the collection of future cash flows are instead reflected in the origination date discount. The time value of money component of the discount is amortized to interest income over the expected remaining life of the financial asset using the effective interest rate method. Changes in expectation regarding the contractual cash flows for loans are recognized immediately in provision for credit losses and for securities are recognized in Gains (losses) from debt securities measured at FVOCI and amortized cost, net.
This accounting generally applies to financial assets that result from debt restructuring arrangements in which a previously impaired financial asset is exchanged for a new financial asset that is either recognized at a fair value that represents a deep discount to par or for which there are significant concerns over the ability to collect the contractual cash flows.

Determination of fair value
Determination of fair value
Fair value is the price that would be received to sell an asset or paid to transfer a liability between market participants in an orderly transaction in the principal market at the measurement date under current market conditions (i.e., the exit price). Fair value measurements are categorized into three levels within a fair value hierarchy (Level 1, 2 or 3) based upon the market observability of the valuation inputs used in measuring the fair value. See Note 3 for more details about fair value measurement subsequent to initial recognition by type of financial instrument.

Transaction costs
Transaction costs
Transaction costs relating to financial instruments mandatorily measured or designated at FVTPL are expensed as incurred. Transaction costs are amortized over the expected life of the instrument using the effective interest rate method for instruments measured at amortized cost, and debt instruments measured at FVOCI. For equity instruments designated at FVOCI, transaction costs are included in the instrument’s carrying value.

Date of recognition of securities	Date of recognition of securities We account for all securities transactions on our consolidated balance sheet using settlement date accounting.

Effective interest rate
Effective interest rate
Interest income and expense for all financial instruments measured at amortized cost and for debt securities measured at FVOCI is recognized in Interest income and Interest expense using the effective interest rate method. The effective interest rate is the rate that exactly discounts estimated future cash receipts or payments through the expected life of the financial instrument to the net carrying value of the financial asset or liability upon initial recognition. When calculating the effective interest rate, we estimate future cash flows considering all contractual terms of the financial instrument, but not future credit losses.
Fees relating to loan origination, including commitment, restructuring and renegotiation fees, are considered an integral part of the yield earned on the loan and are accounted for using the effective interest rate method. Fees received for commitments that are not expected to result in a loan are included in
Non-interest
income over the commitment period. Loan syndication fees are included in
Non-interest
income on completion of the syndication arrangement, provided that the yield on the portion of the loan we retain is at least equal to the average yield earned by the other lenders involved in the financing; otherwise, an appropriate portion of the fee is deferred as unearned income and amortized to interest income using the effective interest rate method.
Interest income is recognized on stage 1 and stage 2 financial assets measured at amortized cost by applying the effective interest rate to the gross carrying amount of the financial instrument. For stage 3 financial instruments, interest income is recognized using the rate of interest used to discount the estimated future cash flows for the purpose of measuring the impairment loss and applied to the net carrying value of the financial instrument.

Securitizations and derecognition of financial assets
Securitizations and derecognition of financial assets
Securitization of our own assets provides us with an additional source of liquidity. As we generally retain substantially all of the risks and rewards of the transferred assets, assets remain on the consolidated balance sheet and funding from these transactions is accounted for as Deposits – secured borrowing transactions.
Securitizations to
non-consolidated
SEs are accounted for as sales, with the related assets being derecognized, only where:
•	Our contractual right to receive cash flows from the assets has expired;
•
We transfer our contractual rights to receive the cash flows of the financial asset, and have: (i) transferred substantially all the risks and rewards of ownership, or (ii) neither retained nor transferred substantially all the risks and rewards, but have not retained control; or

•	The transfer meets the criteria of a qualifying pass-through arrangement.

Derecognition of financial liabilities
Derecognition of financial liabilities
A financial liability is derecognized when the obligation under the liability is discharged, cancelled or expires. If an existing financial liability is replaced by another liability from the same lender on substantially different terms, or the terms of the existing liability are substantially modified, such an exchange or modification is treated as a derecognition of the original liability and a recognition of a new liability, and the difference in the respective carrying values is recognized in the consolidated statement of income. The repurchase of a debt instrument is considered an extinguishment of that debt instrument even if we intend to resell the instrument in the near term.

Financial guarantees
Financial guarantees
Financial guarantees are financial contracts that require the issuer to make specified payments to reimburse the holder for a loss it incurs because a specified debtor fails to make payment when due in accordance with the original or modified terms of a debt instrument.
Financial guarantee contracts issued by CIBC that are not classified as insurance contracts are initially recognized as a liability at fair value, adjusted for transaction costs that are directly attributable to the issuance of the guarantees, which is generally the premium received or receivable on the date the guarantee was given. Subsequently, financial guarantee liabilities are measured at the higher of the initial fair value, less cumulative amortization, and the applicable ECL allowances. A financial guarantee that qualifies as a derivative is remeasured at fair value as at each reporting date and reported as Derivative instruments in assets or liabilities, as appropriate.

Mortgage commitments
Mortgage commitments
Mortgage interest rate commitments are extended to our retail clients in contemplation of borrowing to finance the purchase of homes under mortgages to be funded by CIBC in the future. These commitments are usually for periods of up to 120 days and generally entitle the borrower to receive funding at the lower of the interest rate at the time of the commitment and the rate applicable at the funding date. We use financial instruments, such as interest rate derivatives, to economically hedge our exposure to an increase in interest rates. Based on our estimate of the commitments expected to be exercised, a financial liability would be recognized on our consolidated balance sheet, to which we apply the FVO. We also carry the associated economic hedges at fair value on the consolidated balance sheet. Changes in the fair value of the FVO commitment liability and the associated economic hedges are included in gains (losses) from financial instruments measured/designated at FVTPL. In addition, since the fair value of the commitments is priced into the mortgage, the difference between the mortgage amount and its fair value at funding is recognized in the consolidated statement of income to offset the carrying value of the mortgage commitment that is released upon its expiry.

Offsetting of financial assets and financial liabilities
Offsetting of financial assets and financial liabilities
Financial assets and financial liabilities are offset, and the amount presented net, when we have a legally enforceable right to set off the recognized amounts and intend to settle on a net basis or to realize the asset and settle the liability simultaneously.

Acceptances and customers' liability under acceptances
Acceptances and customers’ liability under acceptances
Acceptances constitute a liability of CIBC on negotiable instruments issued to third parties by our customers. We earn a fee for guaranteeing and then making the payment to the third parties. The amounts owed to us by our customers in respect of these guaranteed amounts are reflected in assets as Customers’ liability under acceptances.

Securities purchased under resale agreements and obligations related to securities sold under repurchase agreements
Securities purchased under resale agreements and obligations related to securities sold under repurchase agreements
Securities purchased under resale agreements are treated as collateralized lending transactions as they represent the purchase of securities affected with a simultaneous agreement to sell them back at a future date at a fixed price, which is generally near term. These transactions are classified and measured at amortized cost, as they meet the SPPI criteria and are managed under a hold to collect business model, unless they were classified at FVTPL or designated under the FVO. For Securities purchased under resale agreements that are classified at amortized cost, an ECL is applied. Interest income is accrued using the effective interest rate method and is included in Interest income – Securities borrowed or purchased under resale agreements in the consolidated statement of income.
Similarly, securities sold under agreements to repurchase are treated as collateralized borrowing transactions at amortized cost with interest expense accrued using the effective interest rate method and are included in Interest expense – Securities lent or sold under repurchase agreements in the consolidated statement of income. Certain obligations related to securities sold under repurchase agreements are designated at FVTPL under the FVO.

Cash collateral on securities borrowed and securities lent
Cash collateral on securities borrowed and securities lent
The right to receive back cash collateral paid and the obligation to return cash collateral received on borrowing and lending of securities, which is generally near term, is recognized as cash collateral on securities borrowed and securities lent, respectively. These transactions are classified and measured at amortized cost as they meet the SPPI criteria and are managed under a hold to collect business model. For Cash collateral on securities borrowed classified at amortized cost, an ECL is applied. Interest income on cash collateral paid and interest expense on cash collateral received together with the security borrowing fees and security lending income are included in Interest income – Securities borrowed or purchased under resale agreements and Interest expense – Securities lent or sold under repurchase agreements, respectively. For securities borrowing and lending transactions where securities are pledged or received as collateral, securities pledged by CIBC remain on the consolidated balance sheet and securities received by CIBC are not recognized on the consolidated balance sheet.

Derivatives
Derivatives
We use derivative instruments for both asset/liability management (ALM) and trading purposes. The derivatives used for ALM purposes allow us to manage financial risks, such as movements in interest and foreign exchange rates, while our derivative trading activities are primarily driven by client trading activities. We may also take proprietary trading positions with the objective of earning income.
All derivative instruments are recognized initially, and are measured subsequently, at fair value and are reported as assets where they have a positive fair value and as liabilities where they have a negative fair value, in both cases as derivative instruments. Any realized and unrealized gains or losses on derivatives used for trading purposes were recognized immediately in Gains (losses) from financial instruments measured/designated at FVTPL, net. The accounting for derivatives used for ALM purposes depends on whether they qualify for hedge accounting as discussed below.
Fair values of exchange-traded derivatives are based on quoted market prices. Fair values of over-the-counter
(OTC) derivatives, including OTC derivatives that are centrally cleared, are obtained using valuation techniques, including discounted cash flow models and option pricing models. See Note 13 for further information on the valuation of derivatives.
Derivatives used for ALM purposes that qualify for hedge accounting
As permitted at the time of transition to IFRS 9, we have elected to continue to apply the hedge accounting requirements of IAS 39. However, in 2018, we adopted the new hedge accounting disclosure requirements under the amendments to IFRS 7 “Financial Instruments: Disclosures.” Details of the additional disclosures are provided in Note 14.
We apply hedge accounting for derivatives held for ALM purposes that meet specified criteria. There are three types of hedges: fair value, cash flow and hedges of net investments in foreign operations (NIFOs). When hedge accounting is not applied, the change in the fair value of the derivative is recognized in the consolidated statement of income (see “Derivatives used for ALM purposes that are not designated for hedge accounting” below).
In order for derivatives to qualify for hedge accounting, the hedge relationship must be designated and formally documented at its inception in accordance with IAS 39. The particular risk management objective and strategy, the specific asset, liability or cash flow being hedged, as well as how hedge effectiveness is assessed, are documented. Hedge effectiveness requires a high correlation of changes in fair values or cash flows between the hedged and hedging items.
We assess the effectiveness of derivatives in hedging relationships, both at inception and on an ongoing basis. Ineffectiveness results to the extent that the change in the fair value of the hedging derivative differs from the change in the fair value of the hedged risk in the hedged item, or the cumulative change in the fair value of the hedging derivative exceeds the cumulative change in the fair value of expected future cash flows of the hedged item. The amount of ineffectiveness of hedging instruments is recognized immediately in the consolidated statement of income.
Fair value hedges
We designate fair value hedges primarily as part of interest rate risk management strategies that use derivatives to hedge changes in the fair value of financial instruments with fixed interest rates. Changes in fair value attributed to the hedged interest rate risk are accounted for as basis adjustments to the hedged financial instruments and are included in Net interest income. Changes in fair value from the hedging derivatives are also included in Net interest income. Any differences between the two represent hedge ineffectiveness that is included in Net interest income.
Similarly, for hedges of foreign exchange risk, changes in the fair value from the hedging derivatives and non-derivatives
are included in FXOTT. Changes in the fair value of the hedged item from the hedged foreign exchange risk are accounted for as basis adjustments and are also included in FXOTT. Any difference between the two represents hedge ineffectiveness.
If the hedging instrument expires or is sold, terminated or exercised, or where the hedge no longer meets the criteria for hedge accounting, the hedge relationship is terminated and the basis adjustment applied to the hedged item is amortized over the remaining term of the hedged item. If the hedged item is derecognized, the unamortized basis adjustment is recognized immediately in the consolidated statement of income.
Cash flow hedges
We designate cash flow hedges as part of interest rate risk management strategies that use derivatives to mitigate our risk from variable cash flows by effectively converting certain variable-rate financial instruments to fixed-rate financial instruments, and as part of foreign exchange rate risk management strategies to hedge forecasted foreign currency denominated cash flows. We also designate cash flow hedges to hedge changes in CIBC’s share price in respect of certain cash-settled share-based payment awards.
The effective portion of the change in fair value of the derivative instrument is recognized in OCI until the variability in cash flows being hedged is recognized in the consolidated statement of income in future accounting periods, at which time an appropriate portion of the amount that was in AOCI is reclassified into the consolidated statement of income. The ineffective portion of the change in fair value of the hedging derivative is included in Net interest income, FXOTT, or
Non-interest
expenses immediately as it arises.
If the hedging instrument expires or is sold, terminated or exercised, or where the hedge no longer meets the criteria for hedge accounting, the hedge relationship is terminated. Upon termination of the hedge relationship, any remaining amount in AOCI remains therein until it is recognized in the consolidated statement of income when the variability in cash flows hedged or the hedged forecast transaction is ultimately recognized in the consolidated statement of income. When the forecasted transaction is no longer expected to occur, the related cumulative gain or loss in AOCI is recognized immediately in the consolidated statement of income.
Hedges of NIFOs with a functional currency other than the Canadian dollar
We may designate NIFO hedges to mitigate the foreign exchange risk on our NIFOs with a functional currency other than the Canadian dollar.
These hedges are accounted for in a similar manner to cash flow hedges. The change in fair value of the hedging instrument relating to the effective portion is recognized in OCI. The change in fair value of the hedging instrument attributable to the forward points and relating to the ineffective portion is recognized immediately in FXOTT. Gains and losses in AOCI are reclassified to the consolidated statement of income upon the disposal or partial disposal of the investment in the foreign operation that involves the loss of control, as explained in the “Foreign currency translation” policy above.
Derivatives used for ALM purposes that are not designated for hedge accounting
The change in fair value of the derivatives not designated as accounting hedges but used to economically hedge FVO assets or liabilities is included in Gains (losses) from financial instruments measured/designated at FVTPL, net. The change in fair value of other derivatives not designated as accounting hedges but used for other economic hedging purposes is included in
Non-interest
income as FXOTT or Other, as appropriate, or in the case of economic hedges of cash-settled share-based payment obligations, in compensation expense.

Embedded derivatives
Embedded derivatives
Derivatives embedded in financial liabilities are accounted for as separate derivatives when their economic characteristics and risks are not closely related to those of the host instrument and the terms of the embedded derivative represent those of a freestanding derivative in situations where the combined instrument is not classified as FVTPL or FVO. These embedded derivatives, which are classified together with the host instrument on the consolidated balance sheet, are measured at fair value, with changes therein included in the consolidated statement of income. The residual amount of the host liability is accreted to its maturity value through Interest income and Interest expense, respectively, using the effective interest rate method.
Gains at inception on derivatives embedded in financial instruments bifurcated for accounting purposes are not recognized at inception; instead they are recognized over the life of the residual host instrument. Where an embedded derivative is separable from the host instrument but the fair value, as at the acquisition or reporting date, cannot be reliably measured separately or is otherwise not bifurcated, the entire combined contract is measured at FVTPL.
Financial assets with embedded derivatives are classified in their entirety into the appropriate classification at initial recognition through an assessment of the contractual cash flow characteristics of the asset and the business model under which it is managed.

Accumulated other comprehensive income
Accumulated other comprehensive income
AOCI is included on the consolidated balance sheet as a separate component of total equity, net of income tax. It includes net unrealized gains and losses on FVOCI debt and equity securities, the effective portion of gains and losses on derivative instruments designated within effective cash flow hedges under IAS 39, unrealized foreign currency translation gains and losses on foreign operations with a functional currency other than the Canadian dollar net of gains or losses on related hedges, net gains (losses) related to fair value changes of FVO liabilities attributable to changes in own credit risk, and net gains (losses) on post-employment defined benefit plans.

Treasury shares
Treasury shares
Where we repurchase our own equity instruments, these instruments are treated as treasury shares and are deducted from equity at their cost with any gain or loss recognized in Contributed surplus or Retained earnings as appropriate. No gain or loss is recognized in the consolidated statement of income on the purchase, sale, issue or cancellation of our own equity instruments. Any difference between the carrying value and the consideration, if reissued, is also included in Contributed surplus.

Liabilities and equity
Liabilities and equity
We classify financial instruments as a liability or equity based on the substance of the contractual arrangement. An instrument is classified as a liability if it is a contractual obligation to deliver cash or another financial asset, or to exchange financial assets or financial liabilities at potentially unfavourable terms. A contract is also classified as a liability if it is a non-derivative
and could obligate us to deliver a variable number of our own shares or it is a derivative other than one that can be settled by the delivery of a fixed amount of cash or another financial asset for a fixed number of our own equity instruments. An instrument is classified as equity if it evidences a residual interest in our assets after deducting all liabilities. The components of a compound financial instrument are classified and accounted for separately as assets, liabilities, or equity as appropriate. Incremental costs directly attributable to the issuance of equity instruments are shown in equity, net of income tax.

Property and equipment
Property and equipment
Land is recognized initially at cost and is subsequently measured at cost less any accumulated impairment losses. Buildings, furniture, equipment and leasehold improvements are recognized initially at cost and are subsequently measured at cost less accumulated depreciation and any accumulated impairment losses.
Depreciation commences when the assets are available for use and is recognized on a straight-line basis to depreciate the cost of these assets to their estimated residual value over their estimated useful lives. The estimated useful lives are as follows:
•	Buildings – 40 years
•	Computer equipment – 3 to 7 years
•	Office furniture and other equipment – 4 to 15 years
•	Leasehold improvements – over the estimated useful life
Depreciation methods, useful lives and residual values are reviewed at each annual reporting date and are adjusted if appropriate.
Gains and losses on disposal are included in
Non-interest
income – Other.
Prior to the adoption of IFRS 16 on November 1, 2019, we considered a portion of land and a building underlying a finance lease arrangement as investment property since we sub-lease
this portion to third parties. Our investment property was recognized initially at cost and was subsequently measured at cost less accumulated depreciation and any accumulated impairment losses. Our investment property was depreciated on a straight-line basis over its estimated useful life, being the term of the lease.
Rental income is included in
Non-interest
income – Other.

Leases
Leases
CIBC adopted IFRS 16 “Leases” (IFRS 16) in place of IAS 17 “Leases” as of November 1, 2019. We applied IFRS 16 on a modified retrospective basis. As permitted, we did not restate our prior period comparative consolidated financial statements, which were reported under the prior guidance. The impact of adopting IFRS 16 is discussed in Note 8.
As a lessee, we recognize a right-of-use asset and a corresponding lease liability based on the present value of future lease payments, less any lease incentives receivable, when the lessor makes the leased asset available for use to CIBC, based on the non-cancellable portion of the lease term, adjusted for any renewal or termination options that are reasonably certain to be exercised. Measurement of the right-of-use asset also includes any initial direct costs of procuring the lease, and any lease payments made or lease incentives received prior to lease commencement. Discount rates are based on the rate implicit in the lease, if determinable, or on CIBC’s incremental borrowing rate. Where a property lease contains both a lease and non-lease component, we have elected not to allocate the consideration in the contract to each of the components. Subsequent to initial measurement, CIBC measures the lease liability by increasing the carrying amount to reflect interest on the lease liability based on the discount rate at the time of recognition and reducing the carrying amount to reflect lease payments made during the period, net of any remeasurements for lease reassessment or modifications. The right-of-use asset is measured using the cost model, and amortized on a straight-line basis over the lease term. Right-of-use assets and the corresponding lease liabilities are recognized in Property and equipment and Other liabilities, respectively, on our consolidated balance sheet.
The right-of-use asset and the corresponding lease liability are remeasured when there is a change in lease term, a change in the assessment of an option to purchase a leased asset, a change in the expected residual value guarantee (if any), or a change in future lease payments due to a change in the index or rate applicable to the payment. Right-of-use assets are tested for impairment as required under IAS 36 “Impairment of Assets”. In addition, the evaluation of the useful life for depreciation is assessed under IAS 36.
Lease payments for low-value assets, short-term leases and variable leases are systematically recognized in Non-interest expenses based on the nature of the expense.
As an intermediate lessor, we classify a sublease as an operating or finance sublease based on whether substantially all of the risks and rewards related to the underlying right-of-use asset are transferred to the sub-lessee. If classified as a finance sublease, the related right-of-use asset is derecognized and an investment in sublease is recognized, with the difference recognized in the consolidated statement of income as a gain or loss. In measuring the investment in sublease, we apply the head lease discount rate unless the rate implicit in the sublease is determinable. Where a finance sublease includes lease and non-lease components, we allocate the total consideration in the contract to each component based on the standalone prices for each of these components. The investment in sublease is recognized in Other assets on our consolidated balance sheet, and is subsequently measured using the effective interest rate method, with interest income recognized over the term of the sublease. Rental income from operating subleases is recognized on a systematic basis over the lease term.
Previously, IAS 17 required lessors to classify leases as operating or finance, considering whether the underlying lease transfers substantially all risks and rewards incidental to ownership. Lease expenses related to operating leases were recognized through income on a systematic basis, based on the nature of the expense. Finance leases were recognized on-balance sheet through a finance asset and a finance liability, and the related lease expenses were recognized through income on a systematic basis.

Goodwill, software and other intangible assets
Goodwill, software and other intangible assets
Goodwill represents the excess of the purchase price over the fair value of the net identifiable assets, liabilities and contingent liabilities acquired in business combinations. Identifiable intangible assets are recognized separately from goodwill when they are separable or arise from contractual or other legal rights, and have fair values that can be reliably measured.
Goodwill is not amortized, but is subject to impairment review at least annually or more frequently if there are indicators that the goodwill may be impaired. Refer to the “Impairment of non-financial
assets” policy below.
Intangible assets represent software and customer relationships, core deposit intangibles, investment management contracts, and brand names recognized as part of past acquisitions. Intangible assets with definite useful lives are measured at cost less accumulated amortization and accumulated impairment losses. Each intangible asset is assessed for legal, regulatory, contractual, competitive or other factors to determine if the useful life is definite. Intangible assets with definite useful lives are amortized over their estimated useful lives, which are as follows:
•	Software – 5 to 10 years
•	Contract-based intangibles – 8 to 15 years
•	Core deposit and customer relationship intangibles – 3 to 16 years
Intangible assets with indefinite useful lives are measured at cost less any accumulated impairment losses. Indefinite-life intangible assets are tested for impairment at least annually and whenever there is an indication that the asset may be impaired. Refer to the “Impairment of non-financial
assets” policy below.

Impairment of non-financial assets
Impairment of
non-financial
assets
The carrying values of
non-financial
assets with definite useful lives, including right-of-use assets, buildings and equipment, and intangible assets with definite useful lives are reviewed to determine whether there is any indication of impairment. Goodwill and intangible assets with indefinite useful lives are tested for impairment at least annually, and whenever there is an indication that the asset may be impaired. If any such indication of impairment exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss, if any.
For the purpose of reviewing
non-financial
assets with definite useful lives for impairment, asset groups are reviewed at their lowest level for which identifiable cash inflows are largely independent of cash inflows of other assets or groups of assets. This grouping is referred to as a cash-generating unit (CGU).
Corporate assets do not generate separate cash inflows. Corporate assets are tested for impairment at the minimum collection of CGUs to which the corporate asset can be allocated reasonably and consistently.
The recoverable amount is the greater of fair value less costs to sell and value in use. Value in use is the present value of the future cash flows expected to be derived from the asset or CGU. When the carrying value exceeds its recoverable amount, an impairment loss equal to the difference between the two amounts is recognized in the consolidated statement of income. If an impairment subsequently reverses, the carrying value of the asset is increased to the extent that the carrying value of the underlying assets does not exceed the carrying value that would have been determined, net of depreciation or amortization, if no impairment had been recognized. Any impairment reversal is recognized in the consolidated statement of income in the period in which it occurs.
Goodwill is assessed for impairment based on the group of CGUs expected to benefit from the synergies of the business combination, and the lowest level at which management monitors the goodwill. Any potential goodwill impairment is identified by comparing the recoverable amount of the CGU grouping to which the goodwill is allocated to its carrying value including the allocated goodwill. If the recoverable amount is less than its carrying value, an impairment loss is recognized in the consolidated statement of income in the period in which it occurs. Impairment losses on goodwill are not subsequently reversed if conditions change.

Income taxes
Income taxes
Income tax comprises current tax and deferred tax. Income tax is recognized in the consolidated statement of income, except to the extent that it relates to items recognized in OCI or directly in equity, in which case it is recognized accordingly.
Current tax is the tax expected to be payable on the taxable profit for the year, calculated using tax rates enacted or substantively enacted as at the reporting date, and any adjustment to tax payable in respect of previous years. Current tax assets and liabilities are offset when CIBC intends to settle on a net basis and the legal right to offset exists.
Deferred tax is recognized on temporary differences between the carrying value of assets and liabilities on the consolidated balance sheet and the corresponding amounts attributed to such assets and liabilities for tax purposes. Deferred tax liabilities are generally recognized for all taxable temporary differences unless the temporary differences relate to our NIFOs and will not reverse in the foreseeable future. Deferred tax assets, other than those arising from our NIFOs, are recognized to the extent that it is probable that future taxable profits will be available against which deductible temporary differences can be utilized. Deferred tax assets arising from our NIFOs are recognized for deductible temporary differences which are expected to reverse in the foreseeable future to the extent that it is probable that future taxable profits will be available against which these deductible temporary differences can be utilized. Deferred tax is not recognized for temporary differences on the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable income, or for taxable temporary differences arising on the initial recognition of goodwill.
Deferred tax is measured at the tax rates that are expected to be applied to the temporary differences when they reverse, based on the laws that have been enacted or substantively enacted as at the reporting date.
Deferred tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets and liabilities and they relate to income taxes levied by the same tax authority on the same taxable entity or tax reporting group.
We are subject to income tax laws in the various jurisdictions where we operate, and the tax laws in those jurisdictions are potentially subject to different interpretations by us and the relevant taxation authority, which gives rise to uncertainty. For tax positions where there is uncertainty regarding the ultimate determination of the tax impact, including positions which are under audit, dispute or appeal, we recognize provisions to consider this uncertainty based on our best estimate of the amount expected to be paid based on an assessment of the relevant factors.

Pension and other post-employment benefits
Pension and other post-employment benefits
We are the sponsor of a number of employee benefit plans. These plans include both defined benefit and defined contribution pension plans, and various other post-employment benefit plans including post-retirement medical and dental benefits.
Defined benefit plans
The cost of pensions and other post-employment benefits earned by employees is actuarially determined separately for each plan using the projected unit credit method and our best estimate of salary escalation, retirement ages of employees, mortality and expected health-care costs. This represents CIBC’s defined benefit obligation, which is measured as at the reporting date. The discount rate used to measure the defined benefit obligation is based on the yield of a portfolio of high-quality corporate bonds denominated in the same currency in which the benefits are expected to be paid and with terms to maturity that, on average, match the terms of the defined benefit obligation.
Plan assets are measured at fair value as at the reporting date.
The net defined benefit asset (liability) represents the present value of the defined benefit obligation less the fair value of plan assets. The net defined benefit asset (liability) is included in Other assets and Other liabilities, respectively.
Current service cost reflects the cost of providing post-employment benefits earned by employees in the current period. Current service cost is calculated as the present value of the benefits attributed to the current year of service and is recognized in the consolidated statement of income. The current service cost is calculated using a separate discount rate to reflect the longer duration of future benefit payments associated with the additional year of service to be earned by the plan’s active participants.
Past service costs arising from plan amendments or curtailments are recognized in net income in the period in which they arise.
Net interest income or expense comprises interest income on plan assets and interest expense on the defined benefit obligation. Interest income is calculated by applying the discount rate to the plan assets, and interest expense is calculated by applying the discount rate to the defined benefit obligation. Net interest income or expense is recognized in the consolidated statement of income.
Actuarial gains and losses represent changes in the present value of the defined benefit obligation which result from changes in actuarial assumptions and differences between previous actuarial assumptions and actual experience, and from differences between the actual return on plan assets and assumed interest income on plan assets. Net actuarial gains and losses are recognized in OCI in the period in which they arise and are not subject to subsequent reclassification to net income. Cumulative net actuarial gains and losses are included in AOCI.
When the calculation results in a net defined benefit asset, the recognized asset is limited to the present value of economic benefits available in the form of future refunds from the plan or reductions in future contributions to the plan (the asset ceiling). For plans where we do not have an unconditional right to a refund of surplus, we determine the asset ceiling by reference to future economic benefits available in the form of reductions in future contributions to the plan, in which case the present value of economic benefits is calculated giving consideration to minimum funding requirements for future service that apply to the plan. Where a reduction in future contributions to the plan is not currently realizable at the reporting date, we estimate whether we will have the ability to reduce contributions for future service at some point during the life of the plan by taking into account, among other things, expected future returns on plan assets. If it is anticipated that we will not be able to recover the value of the net defined benefit asset, after considering minimum funding requirements for future service, the net defined benefit asset is reduced to the amount of the asset ceiling.
When the payment in the future of minimum funding requirements related to past service would result in a net defined benefit surplus, or an increase in a net defined benefit surplus, the minimum funding requirements are recognized as a liability to the extent that the surplus would not be fully available as a refund or a reduction in future contributions. Any funded status surplus is limited to the present value of future economic benefits available in the form of refunds from the plan or reductions in future contributions to the plan.
Defined contribution plans
Costs for defined contribution plans are recognized during the year in which the service is provided.

Other long-term employee benefits
Other long-term employee benefits
CIBC sponsors a closed long-term disability plan that is classified as a long-term defined benefit arrangement. As the amount of the long-term disability benefit does not depend on the length of service, the obligation is recognized when an event occurs that gives rise to an obligation to make payments. CIBC also offers other medical and dental benefits to employees while on long-term disability.
The amount of other long-term employee benefits is actuarially calculated using the projected unit credit method. Under this method, the benefit is discounted to determine its present value. The methodology used to determine the discount rate used to value the long-term employee benefit obligation is consistent with that for pension and other post-employment benefit plans. Actuarial gains and losses and past service costs are recognized in the consolidated statement of income in the period in which they arise.

Share-based payments
Share-based payments
We provide compensation to certain employees and directors in the form of share-based awards.
Compensation expense for share-based awards is recognized from the service commencement date to the earlier of the contractual vesting date or the employee’s retirement eligible date. For grants regularly awarded in the annual incentive compensation cycle (annual incentive grant), the service commencement date is considered to be the start of the fiscal year that precedes the fiscal year in which the grant is made. The service commencement date in respect of special awards granted outside of the annual cycle is the grant date. The amount of compensation expense recognized is based on management’s best estimate of the number of share-based awards expected to vest, including estimates of expected forfeitures, which are revised periodically as appropriate. For the annual incentive grant, compensation expense is recognized from the service commencement date based on the estimated fair value of the forthcoming grant with the estimated fair value adjusted to the actual fair value at the grant date.
Under the Restricted Share Award (RSA) plan, where grants are settled in the cash equivalent of common shares, changes in the obligation which arise from fluctuations in the market price of common shares, net of related hedges, are recognized in the consolidated statement of income as compensation expense in proportion to the award recognized. Under the Restricted Stock plan, where restricted stock is granted and settled in common shares, compensation expense is based on the grant date fair value. Compensation expense results in a corresponding increase to contributed surplus. When the restricted stock vests and is released from restriction, the amount recognized in Contributed surplus is credited to common share capital.
Under the Performance Share Unit (PSU) plan, where grants are settled in the cash equivalent of common shares, changes in the obligation which arise from fluctuations in the market price of common shares, and revised estimates of the performance factor, net of related hedges, are recognized in the consolidated statement of income as compensation expense in proportion to the award recognized. The performance factor ranges from 75% to 125% of the initial number of units awarded based on CIBC’s performance relative to the other major Canadian banks.
Compensation expense in respect of the Employee Stock Option Plan (ESOP) is based on the grant date fair value. Where the service commencement date precedes the grant date, compensation expense is recognized from the service commencement date based on the estimated fair value of the award at the grant date, with the estimated fair value adjusted to the actual fair value at the grant date. Compensation expense results in a corresponding increase to contributed surplus. If the ESOP award is exercised, the proceeds we receive, together with the amount recognized in Contributed surplus, are credited to common share capital. If the ESOP award expires unexercised, the compensation expense remains in Contributed surplus.
As part of our acquisition of Wellington Financial Fund V LP (Wellington Financial) in the first quarter of 2018, equity-settled awards in the form of exchangeable shares with specific service and non-market
performance vesting conditions were issued to selected employees. Compensation expense in respect of the exchangeable shares is based on the grant date fair value, adjusted for changes in the estimated impact of the non-market
performance conditions.
Compensation in the form of Deferred Share Units (DSUs) issued pursuant to the Deferred Share Unit Plan, the Deferred Compensation Plan (DCP), and the Directors’ Plan, entitle the holder to receive the cash equivalent of a CIBC common share. At the time DSUs are granted, the related expense in respect of the cash compensation that an employee or director would otherwise receive would have been fully recognized. Changes in the obligations which arise from fluctuations in the market price of common shares, net of related hedges, are recognized in the consolidated statement of income as compensation expense for employee DSUs and as
Non-interest
expense – Other for Directors’ DSUs.
Our contributions under the Employee Share Purchase Plan (ESPP) are expensed as incurred.
The impact due to our changes in common share price in respect of cash-settled share-based compensation under the RSA and PSU plans is hedged through the use of derivatives. We designate these derivatives within cash flow hedge accounting relationships. The effective portion of the change in fair value of these derivatives is recognized in OCI and is reclassified into compensation expense, within the consolidated statement of income, over the period that the hedged awards impact the consolidated statement of income. The ineffective portion of the change in fair value of the hedging derivatives is recognized in the consolidated statement of income immediately as it arises.

Provisions and contingent liabilities
Provisions and contingent liabilities
Provisions are liabilities of uncertain timing or amount. A provision is recognized when we have a present legal or constructive obligation as a result of a past event, it is probable that an outflow of economic benefits will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation. The provision is recognized as the best estimate of the amount required to settle the obligation at the reporting date, taking into account the risk and uncertainties related to the obligation. Where material, provisions are discounted to reflect the time value of money, and the increase in the obligation due to the passage of time is presented as Interest expense in the consolidated statement of income.
Contingent liabilities are possible obligations that arise from past events whose existence will be confirmed only by the occurrence, or non-occurrence,
of one or more uncertain future events not wholly within the control of CIBC, or are present obligations that have arisen from past events but are not recognized because it is not probable that settlement will require the outflow of economic benefits.
Provisions and contingent liabilities are disclosed in the consolidated financial statements.

Earnings per share
Earnings per share
We present basic and diluted EPS for our common shares.
Basic EPS is computed by dividing net income for the period attributable to CIBC common shareholders by the weighted-average number of common shares outstanding during the period.
Diluted EPS is computed by dividing net income for the period attributable to CIBC common shareholders by the weighted-average number of diluted common shares outstanding for the period. Diluted common shares reflect the potential dilutive effect of contingently issuable shares and the exercise of stock options based on the treasury stock method. The number of contingently issuable shares included in diluted EPS is based on the number of shares that would be issuable if the end of the reporting period were the end of the contingency period. For stock options, the treasury stock method determines the number of incremental common shares by assuming that outstanding stock options, whose exercise price is less than the average market price of common shares during the period, are exercised and then reduced by the number of common shares assumed to be repurchased with the exercise proceeds from the assumed exercise of the options. Instruments determined to have an antidilutive effect for the period are excluded from the calculation of diluted EPS.

Fee and commission income
Fee and commission income
CIBC adopted IFRS 15 “Revenue from Contracts with Customers” (IFRS 15) as at November 1, 2018 in place of prior guidance, including IAS 18 “Revenue” (IAS 18) and IFRIC 13 “Customer Loyalty Programmes” (IFRIC 13). We applied IFRS 15 on a modified retrospective basis. As permitted, we did not restate our prior period comparative consolidated financial statements. Amounts reported related to the year ended October 31, 2018 are reported under the prior guidance, including IAS 18 and IFRIC 13, and are therefore not comparable to the information presented for 2019 or 2020. The impact of adopting IFRS 15 was not significant (see “Transition impact from adoption of IFRS 15” section below).
IFRS 15 includes a five-step, principles-based recognition and measurement approach, as well as requirements for accounting for contract costs, and enhanced quantitative and qualitative disclosure requirements. The application of this guidance involves the use of judgment. IFRS 15 excludes from its scope revenue related to financial instruments, lease contracts and insurance contracts. As a result, the majority of our revenue was not impacted by the adoption of this standard, including net interest income, net gains (losses) from financial instruments measured/designated at FVTPL and net gains (losses) from debt securities measured at FVOCI.
Measurement differences resulting from the adoption of IFRS 15 include the upfront expensing of previously deferred mutual fund sales commissions. In addition, the adoption of IFRS 15 has resulted in the revaluation of our self-managed credit card loyalty points liability, which is now subject to both upward and downward remeasurement to reflect the expected cost of redemption as this expectation changes over time. Previously, under IFRIC 13, decreases in the expected cost of redemptions were only recognized as points were redeemed, while increases were recognized immediately.
In addition, the adoption of IFRS 15 has resulted in changes to the presentation of certain revenue and expense items in the consolidated statement of income. Presentation differences include the net presentation of certain expenditures where CIBC is deemed the agent rather than the principal and the gross presentation of certain expenditures where CIBC is deemed the principal rather than the agent. Our prior period comparative consolidated financial statements for the year ended October 31, 2018 are reported under the prior guidance, without restatement; however, the measurement and presentation differences in 2019 and 2020 are not significant.
Our accounting policies under both IFRS 15 and IAS 18 are provided below.
Fee and commission income (IAS 18 and IFRIC 13)
The recognition of fee and commission income was determined by the purpose of the fee or commission and the basis of accounting for any associated financial instrument. Income earned on completion of a significant act was recognized when the act was completed. Income earned from the provision of services was recognized as revenue as the services were provided. Income which formed an integral part of the effective interest rate of a financial instrument was recognized as an adjustment to the effective interest rate.
Fee and commission income (IFRS 15)
The recognition of fee and commission income is determined by the purpose of the fee or commission and the terms specified in the contract with the customer. Revenue is recognized when, or as, a performance obligation is satisfied by transferring control of the service to the customer, in the amount of the consideration to which we expect to be entitled. Revenue may therefore be recognized at a point in time upon completion of the service or over time as the services are provided. When revenue is recognized over time, we are generally required to provide the services each period, such that control of the services is transferred evenly to the customer, and we therefore measure our progress towards completion of the service based upon the time elapsed. For contracts where the transaction price includes variable consideration, revenue is only recognized to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is resolved, which typically occurs by the end of the reporting period. When another party is involved in providing a service to a customer, we determine whether the nature of our performance obligation is that of a principal or an agent. If we control the service before it is transferred to the customer, we are acting as the principal and present revenue separately from the amount paid to the other party; otherwise we are the agent and present revenue net of the amount paid to the other party. Our performance obligations typically have a term of one year or less, with payment received upon satisfaction of the performance obligation or shortly afterwards, and as a result there is no significant financing component and we do not typically capitalize the costs of obtaining contracts with our customers. Income which forms an integral part of the effective interest rate of a financial instrument continues to be recognized as an adjustment to the effective interest rate.
In addition to these general principles, the following specific policies applied under IAS 18 and IFRIC 13 in 2018, and IFRS 15 in 2019 and 2020:
Underwriting and advisory fees are earned on debt and equity securities placements and transaction-based advisory services. Under IAS 18 and IFRS 15, underwriting fees are typically recognized at the point in time when the transaction is completed. Under IAS 18 and IFRS 15, advisory fees are generally recognized as revenue over the period of the engagement as the related services are provided or at the point in time when the transaction is completed.
Deposit and payment fees arise from personal and business deposit accounts and cash management services. Under IAS 18 and IFRS 15, monthly and annual fees are recognized over the period that the related services are provided. Under IAS 18 and IFRS 15, transactional fees are recognized at the point in time the related services are provided.
Credit fees consist of loan syndication fees, loan commitment fees, letter of credit fees, banker’s acceptance stamping fees, and securitization fees. Under IAS 18 and IFRS 15, credit fees are generally recognized over the period that the related services are provided, except for loan syndication fees, which are typically recognized at the point in time that the financing placement is completed.
Card fees primarily include interchange income, overlimit fees, cash advance fees, and annual fees. Under IAS 18 and IFRS 15, card fees are recognized at the point in time the related services are provided, except for annual fees, which are recognized over the
12-month
period to which they relate. Under IFRIC 13 and IFRS 15, the cost of credit card loyalty points is recognized as a reduction of interchange income when the loyalty points are issued for both self-managed and third-party loyalty points programs. Under IFRIC 13, credit card loyalty points for self-managed loyalty programs were recognized as deferred revenue when the loyalty points were issued and as revenue when the loyalty points were redeemed. Under IFRS 15, credit card loyalty point liabilities are recognized for self-managed loyalty point programs and are subject to periodic remeasurement to reflect the expected cost of redemption as this expectation changes over time.
Commissions on securities transactions include brokerage commissions for transactions executed on behalf of clients, trailer fees and mutual fund sales commissions. Under IAS 18 and IFRS 15, brokerage commissions and mutual fund sales commissions are generally recognized at the point in time that the related transaction is executed. Under IAS 18 and IFRS 15, trailer fees are typically recognized over time based upon the daily net asset value of the mutual fund units held by clients.
Investment management fees are primarily based on the respective value of the assets under management (AUM) or assets under administration (AUA) and, under IAS 18 and IFRS 15, are recognized over the period that the related services are provided. Under IAS 18 and IFRS 15, investment management fees relating to our asset management and private wealth management business are generally calculated based on point-in-time
AUM balances, and investment management fees relating to our retail brokerage business are generally calculated based on point-in-time
AUM or AUA balances. Under IAS 18 and IFRS 15, custodial fees are recognized as revenue over the applicable service period, which is generally the contract term.
Mutual fund fees are earned on fund management services and, under IAS 18 and IFRS 15, are recognized over the period that the mutual funds are managed based upon the daily net asset values of the respective mutual funds. In certain circumstances, CIBC may, on a discretionary basis, elect to absorb certain expenses that would otherwise be payable by the mutual funds directly. Under IAS 18 and IFRS 15, these expenses are recognized in
Non-interest
expenses on the consolidated statement of income.

Transition impact from adoption of IFRS 15
Transition impact from adoption of IFRS 15
As indicated above, CIBC adopted IFRS 15 as at November 1, 2018 in place of prior guidance, including IAS 18 and IFRIC 13. We applied IFRS 15 on a modified retrospective basis by recognizing a cumulative $6 million after-tax
credit from the initial application in opening November 1, 2018 retained earnings. The impact of the initial adoption of IFRS 15 related to the upfront expensing of previously deferred mutual fund sales commissions and the revaluation of our self-managed credit card loyalty points.

IFRS9 [member]
Statement [LineItems]
Accounting for financial instruments
Accounting for financial instruments
Classification and measurement of financial instruments
All financial assets must be classified at initial recognition as financial instruments mandatorily measured at FVTPL (trading and non-trading),
financial instruments measured at amortized cost, debt financial instruments measured at FVOCI, equity financial instruments designated at FVOCI, or financial instruments designated at FVTPL (fair value option), based on the contractual cash flow characteristics of the financial assets and the business model under which the financial assets are managed. All financial assets and derivatives are required to be measured at fair value with the exception of financial assets measured at amortized cost. Financial assets are required to be reclassified when and only when the business model under which they are managed has changed. All reclassifications are to be applied prospectively from the reclassification date.
The classification and measurement model requires that all debt instrument financial assets that do not meet a “solely payment of principal and interest” (SPPI) test, including those that contain embedded derivatives, be classified at initial recognition as FVTPL. The SPPI test is conducted to identify whether the contractual cash flows of a financial instrument are “solely payments of principal and interest” such that any variability in the contractual cash flows is consistent with a “basic lending arrangement”. “Principal” for the purpose of this test is defined as the fair value of the financial asset at initial recognition and may change over the life of the financial asset, for example, due to repayments of principal or amortization of the premium/discount. “Interest” for the purpose of this test is defined as the consideration for the time value of money and credit risk, which are the most significant elements of interest within a lending arrangement. Contractual terms that introduce a more than de minimis exposure to risks or volatility in the contractual cash flows that are unrelated to a basic lending arrangement do not give rise to contractual cash flows that are solely payments of principal and interest on the amount outstanding. The intent of the SPPI test is to ensure that debt instruments that contain non-basic
lending features, such as conversion options and equity-linked payouts, are measured at FVTPL.
For debt instrument financial assets that meet the SPPI test, classification at initial recognition is determined based on the business model under which these instruments are managed. Debt instruments that are managed on a “held for trading” or “fair value” basis are classified as FVTPL. Debt instruments that are managed on a “hold to collect and for sale” basis are classified as FVOCI for debt. Debt instruments that are managed on a “hold to collect” basis are classified as amortized cost. We consider the following in our determination of the applicable business model for financial assets:
I)	The business purpose of the portfolio;
II)	The risks that are being managed and the type of business activities that are being carried out on a day-to-day basis to manage the risks;
III)	The basis on which performance of the portfolio is being evaluated; and
IV)	The frequency and significance of sales activity.
All equity instrument financial assets are classified at initial recognition as FVTPL unless they are not held with the intent for short-term profit-taking and an irrevocable designation is made to classify the instrument as FVOCI for equities.
Financial liabilities, other than derivatives, obligations related to securities sold short and FVO liabilities, are measured at amortized cost. Derivatives, obligations related to securities sold short and FVO financial liabilities are measured at fair value.
Derivatives are measured at FVTPL, except to the extent that they are designated in a hedging relationship, in which case the IAS 39 “Financial Instruments: Recognition and Measurement” hedge accounting requirements continue to apply.

Financial instruments mandatorily measured at FVTPL (trading and non-trading)
Trading financial instruments are mandatorily measured at FVTPL as they are held for trading purposes or are part of a managed portfolio with a pattern of short-term profit-taking.
Non-trading
financial assets are also mandatorily measured at fair value if their contractual cash flow characteristics do not meet the SPPI test or if they are managed together with other financial instruments on a fair value basis.
Trading and
non-trading
financial instruments mandatorily measured at FVTPL are remeasured at fair value as at the consolidated balance sheet date. Gains and losses realized on disposition and unrealized gains and losses from changes in fair value are included in
Non-interest
income as Gains (losses) from financial instruments measured/designated at FVTPL, net. Interest income and dividends earned on trading and non-trading
securities and dividends and interest expense incurred on securities sold short are included in Interest income and Interest expense, respectively.
Financial instruments designated at FVTPL (fair value option)
Financial instruments designated at FVTPL are those that we voluntarily designate at initial recognition as instruments that we will measure at fair value through the consolidated statement of income that would otherwise fall into a different accounting category. The FVO designation, once made, is irrevocable and can only be applied if reliable fair values are available, when doing so eliminates or significantly reduces the measurement inconsistency that would otherwise arise from measuring assets or liabilities on a different basis and if certain OSFI requirements pertaining to certain loans are met. Financial liabilities may also be designated at FVTPL when they are part of a portfolio which is managed on a fair value basis, in accordance with our investment strategy, and are reported internally on that basis. Designation at FVTPL may also be applied to financial liabilities that have one or more embedded derivatives that would otherwise require bifurcation. We apply the FVO to certain mortgage commitments.
Gains and losses realized on dispositions and unrealized gains and losses from changes in the fair value of FVO financial instruments are treated in the same manner as financial instruments which are mandatorily measured at FVTPL, except that changes in the fair value of FVO liabilities that are attributable to changes in own credit risk are recognized in OCI. Dividends and interest earned and interest expense incurred on FVO assets and liabilities are included in Interest income and Interest expense, respectively.
Financial assets measured at amortized cost
Financial assets measured at amortized cost are debt financial instruments with contractual cash flows that meet the SPPI test and are managed on a “hold to collect” basis. These financial assets are recognized initially at fair value plus or minus direct and incremental transaction costs, and are subsequently measured at amortized cost, using the effective interest rate method, net of an allowance for expected credit losses (ECL).
Loans measured at amortized cost include residential mortgages, personal loans, credit cards and most business and government loans. Certain portfolios of treasury securities that are managed on a “hold to collect” basis are also classified as amortized cost. Most deposits with banks, securities purchased under resale agreements, cash collateral on securities borrowed and most customers’ liability under acceptances are accounted for at amortized cost.
Debt financial assets measured at FVOCI
Debt financial instruments measured at FVOCI are
non-derivative
financial assets with contractual cash flows that meet the SPPI test and are managed on a “hold to collect and for sale” basis.
FVOCI debt instruments are measured initially at fair value, plus direct and incremental transaction costs. Subsequent to initial recognition, FVOCI debt instruments are remeasured at fair value, with the exception that changes in ECL allowances in addition to related foreign exchange gains or losses are recognized in the consolidated statement of income. Cumulative gains and losses previously recognized in OCI are transferred from AOCI to the consolidated statement of income when the debt instrument is sold. Realized gains and losses on sale, determined on an average cost basis, and changes in ECL allowances, are included in Gains (losses) from debt securities measured at FVOCI and amortized cost, net in the consolidated statement of income. Interest income from FVOCI debt instruments is included in Interest income. FVOCI debt instruments include our treasury securities which are managed on a “hold to collect and for sale” basis.
A debt financial instrument is classified as impaired (stage 3) when one or more events that have a detrimental impact on the estimated future cash flows of that financial instrument have occurred after its initial recognition. Evidence of impairment includes indications that the borrower is experiencing significant financial difficulties, or a default or delinquency has occurred.
Equity financial instruments designated at FVOCI
Equity
financial instruments are measured at FVTPL unless an irrevocable designation is made to measure them at FVOCI. Gains or losses from changes in the fair value of equity instruments designated at FVOCI, including any related foreign exchange gains or losses, are recognized in OCI. Amounts recognized in OCI will not be subsequently recycled to profit or loss, with the exception of dividends that are not considered a return of capital, which are recognized as interest income when received in the consolidated statement of income. Instead, cumulative gains or losses upon derecognition of the equity instrument will be transferred within equity from AOCI to retained earnings and presented in Realized gains (losses) on equity securities designated at FVOCI reclassified to retained earnings in the consolidated statement of changes in equity. Financial assets designated as FVOCI include non-trading
equity securities, primarily related to our investment in private companies and limited partnerships.

Impairment of financial assets
Impairment of financial assets
ECL allowances are recognized on all financial assets that are debt instruments classified either as amortized cost or FVOCI and for all loan commitments and financial guarantees that are not measured at FVTPL. ECL allowances represent credit losses that reflect an unbiased and probability-weighted amount which is determined by evaluating a range of possible outcomes, the time value of money and reasonable and supportable information about past events, current conditions and forecasts of future economic conditions. Forward-looking information is explicitly incorporated into the estimation of ECL allowances, which involves significant judgment (see Note 6 for additional details).
ECL allowances for loans and acceptances are included in allowance for credit losses on the consolidated balance sheet. ECL allowances for FVOCI debt securities are included as a component of the carrying value of the securities, which are measured at fair value. ECL allowances for other financial assets are included in the carrying value of the instrument. ECL allowances for guarantees and loan commitments are included in other liabilities.
ECL allowances are measured at amounts equal to either: (i)
12-month
ECL; or (ii) lifetime ECL for those financial instruments which have experienced a significant increase in credit risk since initial recognition or when there is objective evidence of impairment.
The calculation of ECL allowances is based on the expected value of three probability-weighted scenarios to measure the expected cash shortfalls, discounted at the effective interest rate. A cash shortfall is the difference between the contractual cash flows that are due and the cash flows that we expect to receive. The key inputs in the measurement of ECL allowances are as follows:
•	The probability of default (PD) is an estimate of the likelihood of default over a given time horizon;
•	The loss given default (LGD) is an estimate of the loss arising in the case where a default occurs at a given time; and
•	The exposure at default (EAD) is an estimate of the exposure at a future default date.
Lifetime ECL is the expected credit losses that result from all possible default events over the expected life of a financial instrument.
12-month
ECL is the portion of lifetime expected credit losses that represent the expected credit losses that result from default events on the financial instrument that are possible within the 12 months after the reporting date.
Stage migration and significant increase in credit risk
As a result of the requirements above, financial instruments subject to ECL allowances are categorized into three stages.
For performing financial instruments:
Stage 1 is comprised of all performing financial instruments which have not experienced a significant increase in credit risk since initial recognition. We recognize 12 months of ECL for stage 1 financial instruments. In assessing whether credit risk has increased significantly, we compare the risk of a default occurring on the financial instrument as at the reporting date with the risk of a default occurring on the financial instrument as at the date of its initial recognition.
Stage 2 is comprised of all performing financial instruments which have experienced a significant increase in credit risk since initial recognition. We recognize lifetime ECL for stage 2 financial instruments. In subsequent reporting periods, if the credit risk of the financial instrument improves such that there is no longer a significant increase in credit risk since initial recognition, then we revert to recognizing 12 months of ECL as the financial instrument has migrated back to stage 1.
We determine whether a financial instrument has experienced a significant increase in credit risk since its initial recognition on an individual financial instrument basis. Changes in the required ECL allowance, including the impact of financial instruments migrating between stage 1 and stage 2, are recorded in Provision for credit losses in the consolidated statement of income. Significant judgment is required in the application of significant increase in credit risk (see Note 6 for additional details).
Stage 3 financial instruments are those that we have classified as impaired. We recognize lifetime ECL for all stage 3 financial instruments. We classify a financial instrument as impaired when one or more events that have a detrimental impact on the estimated future cash flows of that financial instrument have occurred after its initial recognition. Evidence of impairment includes indications that the borrower is experiencing significant financial difficulties, or a default or delinquency has occurred. All financial instruments on which repayment of principal or payment of interest is contractually 90 days in arrears are automatically considered impaired, except for credit card loans, which are classified as impaired and are fully written off when payments are contractually 180 days in arrears or at the earlier of the notice of bankruptcy, settlement proposal, or enlistment of credit counselling services.
A financial instrument is no longer considered impaired when all past due amounts, including interest, have been recovered, and it is determined that the principal and interest are fully collectable in accordance with the original contractual terms or revised market terms of the financial instrument with all criteria for the impaired classification having been remedied.
Financial instruments are written off, either partially or in full, against the related allowance for credit losses when we judge that there is no realistic prospect of future recovery in respect of those amounts. When financial instruments are secured, this is generally after all collateral has been realized or transferred to CIBC, or in certain circumstances, when the net realizable value of any collateral and other available information suggests that there is no reasonable expectation of further recovery. In subsequent periods, any recoveries of amounts previously written off are credited to the provision for credit losses.

IFRS9, IAS39 and IFRS7 [Member]
Statement [LineItems]
Current period changes in accounting policies
Interest Rate Benchmark Reform: Amendments to IFRS 9, IAS 39 and IFRS 7
In September 2019, the IASB issued “Interest Rate Benchmark Reform: Phase 1 Amendments to IFRS 9, IAS 39 and IFRS 7”, which provides relief for specific hedge accounting requirements to address uncertainties in the period before the interest rate benchmark reform, and provides disclosure requirements related to interest rate benchmark reform.
Only the amendments to IAS 39 “Financial Instruments: Recognition and Measurement” (IAS 39) and IFRS 7 “Financial Instruments: Disclosures” apply to us because we elected to continue to apply the hedge accounting requirements of IAS 39 upon the adoption of IFRS 9 “Financial Instruments” (IFRS 9). The amendments are effective for annual periods beginning on or after January 1, 2020.
CIBC elected to early adopt the phase 1 amendments effective November 1, 2019 to prepare for uncertainties that may increase relating to the timing or amount of benchmark-based cash flows of hedged items and hedging instruments. The relief provided in the amendments allows hedge accounting to continue during the period of uncertainty before the replacement of existing interest rate benchmarks with an alternative rate. Significant judgment is involved in identifying the hedge accounting relationships that are directly affected by interest rate benchmark reform as different jurisdictions are transitioning at different stages and may adopt different transition approaches.
The United Kingdom’s (U.K.’s) Financial Conduct Authority (FCA) originally announced in July 2017 that it would not compel banks to submit London Interbank Offered Rate (LIBOR) rates after December 2021. This may cause LIBOR and other current benchmarks to disappear entirely or perform differently than in the past, create disincentives for market participants to continue to administer and contribute to certain benchmarks, or have other consequences which cannot be predicted. The FCA and the ICE Benchmark Administrator recently announced a consultation process that may lead to a change in the expected timing of cessation of certain currencies and tenors of LIBOR, which CIBC will closely monitor. As at November 1, 2019, the notional amount of our derivatives in designated hedge accounting relationships that were indexed to U.S. LIBOR and British pound sterling (GBP) LIBOR, with a maturity date beyond December 31, 2021, was $48 billion. We expect the derivatives indexed to the Euro Interbank Offered Rate (EURIBOR) and the Canadian Dollar Offered Rate (CDOR) that are in our designated hedge accounting relationships to continue beyond 2021 in conjunction with alternative rates that might be applied in the impacted markets. We also continue to monitor benchmark rates in other jurisdictions as they continue to evaluate benchmark reform.
As discussed in Note 32, in August 2020, the IASB issued “Interest Rate Benchmark Reform: Phase 2 Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16”, which addresses issues that affect financial reporting once an existing rate is replaced with an alternative rate and provides specific disclosure requirements. The amendments are effective for annual periods beginning on or after January 1, 2021. As we elected to continue to apply the hedge accounting requirements of IAS 39 upon the adoption of IFRS 9, the amendments will apply to IAS 39, IFRS 7, IFRS 4 and IFRS 16 for us, mandatorily effective on November 1, 2021. Earlier application is permitted. We continue to evaluate the impact of the amendments on our consolidated financial statements.
We previously established an enterprise-wide transition program to assess the impact of interest rate benchmark reform and manage the process to transition to alternative benchmark rates. In response to the proposed reforms to interest rate benchmarks, CIBC has established an Enterprise IBOR Transition Program (the “Program”), which is supported by a formal governance structure and dedicated working groups that include stakeholders from frontline businesses as well as functional groups such as Treasury, Technology and Operations, Risk Management, Legal, and Finance, to assess the impact across all of our products and to manage the process through transition. An Interbank Offered Rate (IBOR) Steering Committee has been established with responsibility for oversight and execution of the Program. We also continue to engage with industry associations to incorporate recent developments into our project plan. The Program provides regular updates to senior management, including the Executive Committee.

IFRIC 23 [Member]
Statement [LineItems]
Current period changes in accounting policies
International Financial Reporting Interpretations Committee 23 “Uncertainty over Income Tax Treatments” (IFRIC 23)
CIBC adopted IFRIC 23 as at November 1, 2019. IFRIC 23 clarifies the accounting for uncertainties in income taxes. There was no impact to our consolidated financial statements and no changes in our accounting policies as a result of adopting IFRIC 23.